Summary of Significant Accounting Policies - Risk of concentrations of credit, significant customers and significant suppliers (Details) - Evolv Technologies Holdings Inc [Member] - customer	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Total revenue | Customer concentration risk
Concentration Risk [Line Items]
Number of customers	2	1
Total revenue | Customer concentration risk | Customer Representing More Than Ten Percentage
Concentration Risk [Line Items]
Concentration risk, percentage			10.70%	59.50%
Total revenue | Customer concentration risk | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage			10.70%
Total revenue | Customer concentration risk | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage				26.60%
Total revenue | Customer concentration risk | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage				21.70%
Total revenue | Customer concentration risk | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage				11.20%
Total revenue | Credits Concentration Risk [Member] | Customer Representing More Than Ten Percentage
Concentration Risk [Line Items]
Concentration risk, percentage	28.30%	11.30%
Total revenue | Credits Concentration Risk [Member] | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	18.30%
Total revenue | Credits Concentration Risk [Member] | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
Total revenue | Credits Concentration Risk [Member] | Customer H
Concentration Risk [Line Items]
Concentration risk, percentage		11.30%
Accounts receivable | Customer concentration risk
Concentration Risk [Line Items]
Number of customers	0		2
Accounts receivable | Credits Concentration Risk [Member] | Customer Representing More Than Ten Percentage
Concentration Risk [Line Items]
Concentration risk, percentage			47.20%
Accounts receivable | Credits Concentration Risk [Member] | Customer F
Concentration Risk [Line Items]
Concentration risk, percentage	23.80%		23.40%